Convertible Preferred Shares and Shareholders' Equity (Deficit) (Details) $ / shares in Units, $ in Thousands	Mar. 22, 2022 USD ($) Vote $ / shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Mar. 16, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Shareholders' Equity
Number of Class A ordinary shares on conversion				267,939
Class A ordinary shares, par value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Exchange ratio for Class A ordinary shares pursuant to the business combination		108.083	108.083	108.083	108.083
Class A ordinary shares authorized (in shares)		300,000,000	300,000,000		300,000,000	1,884,649
Preferred shares, shares authorized		1,000,000	1,000,000		1,000,000	0
Preferred shares, par value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Series A-1 convertible preferred shares, minimum gross aggregate subscription with respect to new Ordinary Shares required for conversion | $	$ 50,000
Series A-1 convertible preferred shares, dividends declared | $	$ 0
Series A-1 convertible preferred shares, liquidation preference per share | $ / shares	$ 131
Series A-1 convertible preferred shares, number of votes per share | Vote	1
Preferred shares, shares issued		0	0			0
Preferred shares, shares outstanding		0	0			0
Legacy Zura
Shareholders' Equity
Class A ordinary shares, par value per share (in dollars per share) | $ / shares				$ 0.001
License Agreement and a Series A-1 Subscription and Shareholder's Agreement with Pfizer [Member]
Shareholders' Equity
Anti-Dilution, percentage of ownership interest to be maintained	18.00%
Minimum value of capital to be raised for not being subject to anti-dilution | $	$ 30,000